Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2021 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 96.4%

Financials - 30.2%
AGNC Investment Corp., Series C, 7.00%	29,770	$746,929
AGNC Investment Corp., Series D, 6.88%	21,451	528,124
AGNC Investment Corp., Series E, 6.50%	36,465	890,840
AGNC Investment Corp., Series F, 6.13%	52,354	1,256,496
Annaly Capital Management, Inc., Series F, 6.95%	67,693	1,688,263
Annaly Capital Management, Inc., Series G, 6.50%	39,453	969,755
Annaly Capital Management, Inc., Series I, 6.75%	41,302	1,041,223
ARMOUR Residential REIT, Inc., Series C, 7.00%	12,302	302,137
Capstead Mortgage Corp., Series E, 7.50%	23,601	580,349
Chimera Investment Corp., Series A, 8.00%	13,643	328,660
Chimera Investment Corp., Series B, 8.00%	30,706	719,442
Chimera Investment Corp., Series C, 7.75%	24,503	557,443
Chimera Investment Corp., Series D, 8.00%	18,759	426,767
Dynex Capital, Inc., Series C, 6.90%	10,146	252,940
Invesco Mortgage Capital, Inc., Series A, 7.75%	12,795	316,292
Invesco Mortgage Capital, Inc., Series B, 7.75%	14,325	346,808
Invesco Mortgage Capital, Inc., Series C, 7.50%	26,815	642,756
MFA Financial, Inc., Series B, 7.50%	18,752	442,360
MFA Financial, Inc., Series C, 6.50%	26,047	568,085
New Residential Investment Corp., Series A, 7.50%	14,595	339,626
New Residential Investment Corp., Series B, 7.13%	26,552	592,641
New Residential Investment Corp., Series C, 6.38%	38,495	813,784
New York Mortgage Trust, Inc., Series D, 8.00%	14,143	324,016
New York Mortgage Trust, Inc., Series E, 7.88%	17,165	395,138
PennyMac Mortgage Investment Trust, Series A, 8.13%	10,736	261,529
PennyMac Mortgage Investment Trust, Series B, 8.00%	18,298	452,144
Ready Capital Corp., 6.20%	9,579	244,169
Two Harbors Investment Corp., Series A, 8.13%	13,418	329,546
Two Harbors Investment Corp., Series B, 7.63%	26,870	626,071
Two Harbors Investment Corp., Series C, 7.25%	27,584	623,398
Two Harbors Investment Corp., Series E, 7.50%	18,352	440,264
Total Financials		18,047,995
Real Estate - 66.2%
American Finance Trust, Inc., Series A, 7.50%	33,477	843,955
American Homes 4 Rent, Series E, 6.35%	40,354	1,031,852
American Homes 4 Rent, Series G, 5.88%	19,964	516,868
Armada Hoffler Properties, Inc., Series A, 6.75%	41,738	1,071,414
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	24,510	619,123
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Brookfield Property Partners LP, Series A, 5.75%	50,058	$1,163,849
Brookfield Property Partners LP, Series A-1, 6.50%	31,783	785,994
Brookfield Property Partners LP, Series A2, 6.38%	43,786	1,060,935
Brookfield Property REIT, Inc., Series A, 6.38%	43,756	1,086,462
Cedar Realty Trust, Inc., Series C, 6.50%	21,705	487,711
Centerspace, Series C, 6.63%	17,203	450,461
City Office REIT, Inc., Series A, 6.63%	19,600	499,016
Colony Capital, Inc., Series H, 7.13%	50,774	1,183,034
Colony Capital, Inc., Series I, 7.15%	60,732	1,433,275
Colony Capital, Inc., Series J, 7.13%	55,608	1,302,339
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	21,796	436,356
Digital Realty Trust, Inc., Series K, 5.85%	36,575	999,229
Diversified Healthcare Trust, 5.63%	62,215	1,465,785
Diversified Healthcare Trust, 6.25%	44,115	1,066,701
EPR Properties, Series G, 5.75%	25,522	585,475
Global Medical REIT, Inc., Series A, 7.50%	13,710	354,295
Global Net Lease, Inc., Series A, 7.25%	29,724	771,932
Global Net Lease, Inc., Series B, 6.88%	15,149	380,846
Hersha Hospitality Trust, Series D, 6.50%*	32,741	608,328
iStar, Inc., Series D, 8.00%	17,635	452,867
iStar, Inc., Series I, 7.50%	22,058	554,318
Kimco Realty Corp., Series M, 5.25%	45,428	1,183,399
Monmouth Real Estate Investment Corp., Series C, 6.13%	75,906	1,918,904
Office Properties Income Trust, 5.88%	54,154	1,374,970
Pebblebrook Hotel Trust, Series C, 6.50%	21,422	485,637
Pebblebrook Hotel Trust, Series D, 6.38%	21,403	484,992
Pebblebrook Hotel Trust, Series E, 6.38%	18,769	426,056
Pebblebrook Hotel Trust, Series F, 6.30%	25,492	567,707
PS Business Parks, Inc., Series Z, 4.88%	56,813	1,500,999
QTS Realty Trust, Inc., Series A, 7.13%	17,983	483,023
Rexford Industrial Realty, Inc., Series B, 5.88%	13,203	345,258
Rexford Industrial Realty, Inc., Series C, 5.63%	15,017	398,551
Saul Centers, Inc., Series E, 6.00%	19,261	451,093
SITE Centers Corp., Series A, 6.38%	30,927	776,268
SITE Centers Corp., Series K, 6.25%	26,001	653,665
Spirit Realty Capital, Inc., Series A, 6.00%	29,825	790,959
Summit Hotel Properties, Inc., Series E, 6.25%	27,485	641,775
Sunstone Hotel Investors, Inc., Series E, 6.95%	19,826	483,754
UMH Properties, Inc., Series C, 6.75%	42,677	1,081,435
UMH Properties, Inc., Series D, 6.38%	22,897	569,906
Urstadt Biddle Properties, Inc., Series H, 6.25%	19,824	487,869
Urstadt Biddle Properties, Inc., Series K, 5.88%	19,093	463,387
Vornado Realty Trust, Series L, 5.40%	52,492	1,318,599
Vornado Realty Trust, Series M, 5.25%	55,701	1,445,441
Total Real Estate		39,546,067
TOTAL INVESTMENTS - 96.4%
(Cost $54,267,924)		57,594,062
Other Assets in Excess of Liabilities - 3.6%		2,148,693
Net Assets - 100.0%		$59,742,755

*	Non-income producing security.

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$57,594,062	$—	$—	$57,594,062
Total	$57,594,062	$—	$—	$57,594,062